Employee Benefit Plans - Stock Option Activity (Details) - The Omnibus Plan - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)	7,481,683	9,300,509.000000	9,393,211
Options granted (in shares)		35,000	1,886,320
Options issued as make-whole adjustment for BK Distribution (in shares)	2,375,111
Options exercised (in shares)	(1,313,061)	(1,846,153)	(1,966,937)
Options canceled (in shares)	(14,306)	(7,673)	(12,085)
Options outstanding at end of period (in shares)	8,529,427	7,481,683	9,300,509.000000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding at beginning of period, weighed average exercise price (in dollars per share)	$ 27.38	$ 23.92	$ 19.43
Options granted, weighed average exercise price (in dollars per share)		35.63	34.84
Options issued as make-whole adjustment for BK Distribution weighted average exercise price (in dollars per share)			20.32
Options exercised, weighed average exercise price (in dollars per share)	18.38	10.12	12.96
Options canceled, weighed average exercise price (in dollars per share)	24.49	26.17	26.62
Options outstanding at end of period, weighed average exercise price (in dollars per share)	$ 20.38	$ 27.38	$ 23.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable (in shares)	7,648,837	5,821,592	5,256,426	5,173,802